Reconciliation to Amounts on Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Reconciliation to Amounts on Consolidated Balance Sheets [Abstract]
Cash and cash equivalents	¥ 3,348,126	$ 478,776	¥ 3,841,284	¥ 5,791,333
Restricted cash	522,708	74,746	260,273	267,271
Total cash, cash equivalents, and restricted cash	¥ 3,870,834	$ 553,522	¥ 4,101,557	¥ 6,058,604